UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  December  31,  2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:      Quantbot Technologies LLC
Address:   420 Lexington Ave
           Suite 1630
           New York, NY 10170

Form  13F  File  Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:       Michael Botlo
Title:      Chief Executive Officer
Phone:      646-350-3535

Signature,  Place,  and  Date  of  Signing:

 /s/ Michael Botlo           New York, NY           2/14/2011
------------------          -------------          ----------
    [Signature]             [City, State]            [Date]

Report  Type  (Check  only  one.):

[X]     13F  HOLDINGS  REPORT.  (Check  here  if  all holdings of this reporting manager  are  reported  in  this  report.)

[ ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[  ]     13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)





                                TITLE OF            CUSIP     VALUE    SHARES      SH/ PUT/  INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS                        (x$1000)  PRN  AMT    PRN CALL  DSCRETN  MANAGERS  SOLE    SHARED  NONE
---------------------------------------            ---------  -------  --------    --------  -------- --------  ----    ------  ----
ABM INDS INC                    COM                000957100      85        3,217  SH        SOLE     N/A        3,217
AGCO CORP                       COM                001084102     350        6,900  SH        SOLE     N/A        6,900
ALCOA INC                       COM                013817101      26        1,700  SH        SOLE     N/A        1,700
AMERIGROUP CORP                 COM                03073T102      22          500  SH        SOLE     N/A          500
AMETEK INC NEW                  COM                031100100      80        2,038  SH        SOLE     N/A        2,038
AOL INC                         COM                00184X105      26        1,100  SH        SOLE     N/A        1,100
ASSURED GUARANTY LTD            COM                G0585R106     156        8,800  SH        SOLE     N/A        8,800
AVERY DENNISON CORP             COM                053611109     144        3,400  SH        SOLE     N/A        3,400
BANCORPSOUTH INC                COM                059692103       5          300  SH        SOLE     N/A          300
BRF-BRASIL FOODS S A            SPONSORED ADR      10552T107     116        6,900  SH        SOLE     N/A        6,900
BROOKFIELD PPTYS CORP           COM                112900105      95        5,400  SH        SOLE     N/A        5,400
CARTER INC                      COM                146229109     109        3,700  SH        SOLE     N/A        3,700
CENTRAIS ELETRICAS BRASILEIRAS  SPONSORED ADR      15234Q207      47        3,400  SH        SOLE     N/A        3,400
CF INDS HLDGS INC               COM                125269100     378        2,800  SH        SOLE     N/A        2,800
CHEVRON CORP NEW                COM                166764100     447        4,900  SH        SOLE     N/A        4,900
CIMAREX ENERGY CO               COM                171798101     328        3,700  SH        SOLE     N/A        3,700
CNO FINANCIAL GROUP INC         COM                12621E103       8        1,200  SH        SOLE     N/A        1,200
COMPANHIA BRASILEIRA DE DISTRB  SPN ADR PFD CL A   20440T201      26          615  SH        SOLE     N/A          615
COOPER COS INC                  COM NEW            216648402     180        3,200  SH        SOLE     N/A        3,200
COOPER TIRE & RUBR CO           COM                216831107      73        3,100  SH        SOLE     N/A        3,100
COSAN LTD                       SHS A              G25343107      16        1,200  SH        SOLE     N/A        1,200
DOLE FOOD CO INC NEW            COM                256603101      45        3,300  SH        SOLE     N/A        3,300
EASTMAN CHEM CO                 COM                277432100     352        4,183  SH        SOLE     N/A        4,183
EXXON MOBIL CORP                COM                30231G102     453        6,200  SH        SOLE     N/A        6,200
F M C CORP                      COM NEW            302491303     214        2,677  SH        SOLE     N/A        2,677
FNB CORP PA                     COM                302520101       6          600  SH        SOLE     N/A          600
HANESBRANDS INC                 COM                410345102     119        4,700  SH        SOLE     N/A        4,700
JONES GROUP INC                 COM                48020T101     117        7,500  SH        SOLE     N/A        7,500
OCEANEERING INTL INC            COM                675232102     243        3,300  SH        SOLE     N/A        3,300
PEP BOYS MANNY MOE & JACK       COM                713278109      44        3,300  SH        SOLE     N/A        3,300
PHILLIPS VAN HEUSEN CORP        COM                718592108     302        4,800  SH        SOLE     N/A        4,800
PINNACLE ENTMT INC              COM                723456109      42        3,000  SH        SOLE     N/A        3,000
PINNACLE WEST CAP CORP          COM                723484101      86        2,074  SH        SOLE     N/A        2,074
PLAINS EXPL& PRODTN CO          COM                726505100     154        4,800  SH        SOLE     N/A        4,800
POLYONE CORP                    COM                73179P106      45        3,600  SH        SOLE     N/A        3,600
RELIANCE STEEL & ALUMINUM CO    COM                759509102     261        5,100  SH        SOLE     N/A        5,100
ROCKWOOD HLDGS INC              COM                774415103      33          850  SH        SOLE     N/A          850
SM ENERGY COMPANY               COM                78454L100     171        2,900  SH        SOLE     N/A        2,900
SOLUTIA INC                     COM NEW            834376501     118        5,100  SH        SOLE     N/A        5,100
SONOCO PRODS CO                 COM                835495102      57        1,688  SH        SOLE     N/A        1,688
SOTHEBYS                        COM                835898107     234        5,200  SH        SOLE     N/A        5,200
STEELCASE INC                   CL A               858155203      39        3,700  SH        SOLE     N/A        3,700
TALBOTS INC                     COM                874161102      97       11,400  SH        SOLE     N/A       11,400
TELE NORTE LESTE PART S A       SPON ADR PFD       879246106      16        1,100  SH        SOLE     N/A        1,100
TORCHMARK CORP                  COM                891027104      30          500  SH        SOLE     N/A          500
UNDER ARMOUR INC                CL A               904311107      11          200  SH        SOLE     N/A          200
US GOLD CORPORATION             COM PAR $0.10      912023207      16        2,000  SH        SOLE     N/A        2,000
VARIAN MED SYS INC              COM                92220P105     159        2,300  SH        SOLE     N/A        2,300
WASTE CONNECTIONS INC           COM                941053100      52        1,890  SH        SOLE     N/A        1,890
WATERS CORP                     COM                941848103     319        4,100  SH        SOLE     N/A        4,100

                                            50                 6,552

                             FORM 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:             0
Form  13F  Information  Table  Entry  Total:      50
Form 13F Information Table Value Total:           6,552
                                                 (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE